Inventories, net	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories, net

Note 4 – Inventories, net

Inventories consist of the following:

	As of December 31,
	2024	2023
Bunkering marine oil	$9,667,559	$15,810,997

Inventory write-down was $nil, $nil and $nil for the years ended December 31, 2024, 2023 and 2022, respectively.

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2024, 2023 and 2022